Label	Element	Value
Horizon Active Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Active Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Active Dividend Fund (the “Active Dividend Fund”) is capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Active Dividend Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Active Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Active Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Active Dividend Fund’s performance. No portfolio turnover rate is provided for the Active Dividend Fund because the Fund had not commenced operations prior to the fiscal year ended November 30, 2016.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Active Dividend Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Active Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Active Dividend Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Active Dividend Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Active Dividend Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Active Dividend Fund’s investment objective by investing primarily in the equity securities of U.S. and foreign dividend paying companies. Equity securities include common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).

The Active Dividend Fund employs a fundamental bottom-up process to identify companies that the Manager believes have one or more of the following characteristics:

•	Dividend-paying

•	Favorable long-term fundamental characteristics

•	Priced below what Horizon believes to be the Company’s intrinsic value

•	Projected ability to grow intrinsic value per share over the long-term

The intrinsic value of a security is the value that Horizon believes an informed buyer would pay for the security.  Horizon’s calculation of a company’s intrinsic value may consider the company's growth prospects, historic and projected return on capital, tangible and intangible asset values or projections of the company's future cash flows and may also compare the current market valuation of the company to its own historical valuation or to the current market valuation of other similar companies.

The Active Dividend Fund may invest in companies of any size capitalization, although it expects to generally invest in large capitalization companies.  The Fund considers a large market capitalization company to be a company with a market capitalization greater than $10 billion at the time of purchase.

The Active Dividend Fund will typically sell portfolio securities to seek to secure gains or limit potential losses, when Horizon believes that other more favorable opportunities exist or when Horizon otherwise believes it is in the best interest of the Active Dividend Fund.

Under normal circumstances, the Active Dividend Fund will invest not less than 80% of the value of its net assets in “dividend paying securities”, which the Adviser defines as equity securities (i) that have paid a dividend in the prior 12 calendar months or (ii) that the Adviser believes are reasonably likely to pay a dividend in the 12 calendar months following the Active Dividend Fund's acquisition of the security.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Active Dividend Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Many factors affect the Active Dividend Fund’s performance. The Active Dividend Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Active Dividend Fund invests.  The Active Dividend Fund is not federally insured or guaranteed by any government agency.  You may lose money by investing in the Active Dividend Fund.

Dividend Yield Risk.  While the Active Dividend Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends in the future, thus reducing income to the Active Dividend Fund.  Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or of markets generally.

Equity Securities Risk.  Equity securities have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Foreign Currency Risk.  Foreign currency-linked investment risk includes market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the Active Dividend Fund’s underlying investments are long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk.  Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Large Capitalization Company Risk.    Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Management Risk.  The ability of the Active Dividend Fund to meet its investment objective is directly related to the allocation of the Active Dividend Fund’s assets.  Horizon may allocate the Active Dividend Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Active Dividend Fund’s value may be adversely affected.

Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Active Dividend Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

New Fund Risk.   The Active Dividend Fund is recently formed and has a limited operating history and there can be no assurance that the Active Dividend Fund will grow to or maintain an economically viable size.

Real Estate Risk.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Capitalization Company Risk.  Investments in small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Risk.  The Active Dividend Fund follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Active Dividend Fund may underperform other funds that use different investing styles.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Active Dividend Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Active Dividend Fund is not included because the Active Dividend Fund did not have a full calendar year of performance prior to the date of this Prospectus.  Performance information will be available in the Prospectus once the Active Dividend Fund has at least one calendar year of performance.  Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Active Dividend Fund is not included because the Active Dividend Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon Active Dividend Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 406
Horizon Active Dividend Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 328
Horizon Active Dividend Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 376

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Active Dividend Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its advisory fees and/or reimburse expenses of the Active Dividend Fund, at least until December 31, 2019, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), payments, if any, under a Rule 12b-1 Distribution Plan, taxes and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. Only the Horizon Funds' Board of Trustees may elect to terminate the advisory fee waiver agreement prior to its expiration.